RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has transactions with the following related parties, being companies in which our principal shareholder, Hemen Holding Ltd. ("Hemen") and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping Limited ("Frontline Shipping")
–    Seadrill
–    Golden Ocean
–    Seatankers Management Co. Ltd ("Seatankers")
–    NorAm Drilling
–    ADS Maritime Holding Plc ("ADS Maritime Holding")
–    River Box

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances (refer to Note 9: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	June 30, 2021	December 31, 2020
Amounts due from:
Frontline Shipping	—	2,875
Frontline	3,093	3,202
Seadrill	2,773	3,613
Seatankers	181	—
River Box	5	—
SFL Hercules	213	—
Golden Ocean	1,230	—
Other related parties	—	2
Allowance for expected credit losses*	(2,653)	(1,974)
Total amount due from related parties	4,842	7,718

Loans to related parties - associated companies, long-term
River Box	45,000	45,000
SFL Hercules	80,000	78,910
Loans and long term receivables to related parties including associates	125,000	123,910

Amounts due to:
Frontline Shipping	1,204	836
Frontline	75	1,826
Golden Ocean	—	23
Other related parties	50	39
Total amount due to related parties	1,329	2,724

* See Note 18: Allowance for expected credit losses.

River Box was previously a wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party and has accounted for the remaining 49.9% ownership in River Box using the equity method (Refer to Note 10: Investment in associated companies).
SFL Hercules and SFL Linus own the drilling units West Hercules and West Linus respectively which are on charter to subsidiaries of Seadrill. SFL Deepwater owns the drilling unit West Taurus which was also on charter to a subsidiary of Seadrill until the first quarter of 2021. All three entities were previously determined to be variable interest entities in which the Company was not the primary beneficiary and thus accounted for using the equity method. In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill. Therefore, from October 2020 these two subsidiaries were consolidated by the Company.

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries have entered into court approved interim agreements with Seadrill relating to two of the Company’s drilling rigs, West Linus and West Hercules, allowing for the uninterrupted performance of sub-charters to oil majors while the Chapter 11 process is ongoing. Pursuant to these agreements, Seadrill is allowed to use funds received from the respective sub-charterers to pay a fixed level of operating and maintenance expenses in addition to general and administrative costs. In exchange, SFL receives approximately 65 - 75% of the contractual charterhire under the existing charter agreements for West Linus and West Hercules for the same period. In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for the harsh environment semi-submersible rig West Hercules. Seadrill is expected to seek bankruptcy court approval of the amendment agreement on or before September 2, 2021, which is a condition precedent to the effectiveness to the amendment agreement. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83 million. Additionally, SFL agreed to a cash contribution of $5 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill.

The lease to the third rig, West Taurus, was rejected by the court in March 2021 and the rig was redelivered to SFL in the second quarter of 2021. In March 2021, the Company signed an agreement for the recycling of the rig at a facility in Turkey. The rig is expected to be delivered to the recycling facility in the third quarter of 2021.

Related party leasing and service contracts

A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Golden Ocean:
Operating lease income	25,261	26,663
Profit share	1,244	—
Frontline Shipping:
Direct financing lease interest income	766	946
Direct financing lease service revenue	3,258	3,591
Direct financing lease repayments	3,176	3,403
Profit share	268	10,358

In 2019, SFL entered into an agreement with Golden Ocean, where the Company agreed to finance installation of scrubbers on seven of the eight Capesize bulk carriers with an amount of up to $2.5 million per vessel, in return for increased charter hire of $1,535 per day from January 1, 2020 to June 30, 2025. The installations have been completed during the year ended December 31, 2020, with the cost being capitalized into the value of the assets. Profits sharing arrangements were not changed.
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Frontline:
Vessel Management Fees	4,249	4,592
Newbuilding Supervision Fees	16	—
Commissions and Brokerage	96	178
Administration Services Fees	59	37
Golden Ocean:
Vessel Management Fees	10,136	10,192
Operating Management Fees	355	466
Administration Services Fees	33	32
Seatankers:
Administration Services Fees*	113	206
Office Facilities:
Seatankers Management Norway AS	54	47
Frontline Management AS	118	96
Frontline Corporate Services Ltd.	71	169

* In addition a credit note of $0.3 million was received during the six months ended June 30, 2021 in relation to 2020 fees paid.

Related party loans – associated companies

A summary of loans entered into with River Box and SFL Hercules are as follows:

(in millions of $)	River Box	SFL Hercules
Loans granted	45	145
Loans outstanding at June 30, 2021	45	80

The loans to River Box and SFL Hercules are fixed interest rate loans. These loans are repayable in full on October 1, 2023 (SFL Hercules) and November 16, 2033 (River Box) or earlier if the companies sell their assets.

Interest income received on the loans to associated companies is as follows:

	Six months ended
(in millions of $)	June 30, 2021	June 30, 2020
River Box	2.3	—
SFL Deepwater*	—	2.5
SFL Hercules	1.8	1.8
SFL Linus*	—	2.7

*In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill and therefore consolidated these entities from this date.

Long-term receivables from related parties

In February 2020, Frontline redeemed in full the loan notes received by the Company on the sale of four VLCCs Front Page, Front Stratus, Front Serenade and Front Ariake in 2018. The aggregate amount received on redemption was $11.0 million. At the time of the redemption, the loan notes had a carrying value of $11.0 million, resulting in a gain of $0.0 million on disposal.
In February 2020, Frontline Shipping redeemed in full the loan note received by the Company on the sale of the VLCC Front Circassia in 2018. The aggregate amount received on redemption was $8.9 million. At the time of the redemption, the loan note had a carrying value of $4.45 million, resulting in a gain of $4.45 million on settlement.

The Company received the following interest income on the loan notes:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Frontline Shipping	—	82
Frontline	—	97

Other related party transactions

In February 2020, the Company delivered the 2002-built VLCC Front Hakata to an unrelated third party for sale proceeds of $33.5 million. Furthermore, the Company agreed with Frontline Shipping to terminate the long-term charter for the vessel upon the sale and delivery, and paid $3.2 million compensation for early termination of the charter. A gain of $1.4 million was recognized on the sale.

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million recognizing a gain of $0.7 million on disposal (Refer to Note 5: Investments in debt and equity securities).

Dividends and interest income received from shares held in and secured notes issued by related parties:

	Six months ended
(in thousands of $)	June 30, 2021	June 30, 2020
Dividends received
ADS Maritime Holding	—	1,508
Frontline	—	2,376
Interest income received
NorAm Drilling	—	210

For additional information on the shares and corporate bonds held, refer to Note 5: Investments in debt and equity securities.